STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ 1,024,608	$ (121,072)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Investment income earned on Trust Account	(2,255,356)	(2,281,976)
Changes in operating assets and liabilities:
Prepaid expenses	(141,647)	(9,762)
Prepaid income taxes		(493,996)
Accounts payable and accrued expenses	176,738	575,154
Income taxes payable	193,963	(193,963)
Due to related party, net	35,737	(35,737)
Net cash used in operating activities	(965,957)	(2,561,352)
Cash Flows from Investing Activities:
Principal deposits in Trust Account	(360,000,000)
Interest released from Trust Account		494,019
Net cash provided by (used in) investing activities	(360,000,000)	494,019
Cash Flows from Financing Activities:
Proceeds from issuance of Class A Restricted Voting Units, net of offering costs	353,122,961
Proceeds from issuance of Class B Shares	25,000
Proceeds from issuance of Founders' Warrants	12,000,000
Net cash provided by financing activities	365,147,961
Net (decrease) increase in cash	4,182,004	(2,067,333)
Cash, beginning of period		4,182,004
Cash, end of period	4,182,004	2,114,671
Non-cash investing and financing activities
Deferred underwriters' commission	13,500,000
Reclassification of Class A Restricted Voting Shares subject to redemption	360,000,000
Change in value of Class A Restricted Voting Shares subject to redemption	$ 1,646,410	$ 1,665,842